Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Products And Services [Line Items]
Revenues	$ 223,199	$ 7,289	$ 216,739	$ 210,478
Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	137,093		132,063	129,912
Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	73,005		72,152	69,258
International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,188		7,189	6,122
Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	3,913		5,335	5,186
Fixed-line services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	42,574		42,766	42,277
Fixed-line services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	33,967		34,537	34,712
Fixed-line services [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,389		5,063	5,008
Sales [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	36,816		35,172	36,145
Sales [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	3,034		4,553	4,335
Project Business [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	24,697		24,248	22,299
Project Business [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	2,841		1,506	679
Mobile Services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	55,138		51,821	49,043
Mobile Services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,119		8,942	8,446
Others [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	2,565		2,304	2,447
Others [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,222		4,425	3,801
Others [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	958		620	435
Others [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	$ 879		$ 782	$ 851